Long-term investment	12 Months Ended
Mar. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Long-term investment

9. Long-term investment

Long-term investment consists of investment in privately held company. The following table sets forth the changes in the Group’s Long-term investment:

	Investment-1	Investment-2	Investment-3	Total
	USD	USD	USD	USD
Balance as of March 31, 2023	—	14,296,824	—	14,296,824
Investments made	—	—	1,842,142	1,842,142
Share gain (loss) from equity investments		1,700,955	(1,085)	1,699,870
Impairment	—	—	—	—
Foreign currency translation adjustments	—	(445,004)	(2)	(445,006)
Balance as of March 31, 2024	—	15,552,775	1,841,055	17,393,830

Investment-1: In August 2021, the Group entered an agreement with Fu Zhi Zhong He (Beijing) Health Technology Co., Ltd., Changsha Tangshi Yipai Medical Technology Co., Ltd., and Yaping Zhou to establish a joint venture of Hunan Medical Star Technology Co., Ltd. (“Medical Star”) in China to develop the learning platform of traditional Chinese medical science and cultivate a group of talents with integrated traditional Chinese and Western medicine knowledge. The Group invested in Medical Star through purchase of its ordinary shares, with a total cash consideration of $ 281,889 (RMB2,000,000) to obtain 20% shareholding interests.

Medical Star has 7 directors on its board. According to the agreement, the Company has the right to appoint 3 directors on the board of Medical Star, thus it has 43% voting power in the investee and has a significant influence over the operating and financial policies of Medical Star.

The Company incurred a loss of $8,221 from Medical Star for the year ended March 31, 2024, due to Medical Star had a net loss for the year ended March 31, 2024. Since the depression of the macroeconomy, the Company predicted that Medical Star would keep the status of loss and can’t seek any more financing for the next year. Thus, the company recognized the full impairment over Investment

Investment-2: In January 2022, the Group reached an agreement with China Agriculture Industry Development Foundation Co., Ltd., to purchase its 3% equity ownership of Fujian Pingtan Ocean Fishery Group Co., Ltd. (“Fujian Fishery”), with a total consideration of $13,250,516 (RMB94,012,410).

Fujian Fishery has 5 directors on its board. According to the shareholders minute, the Company appointed 1 director to the board of Fujian Fishery, thus it has 20% voting power in the investee and has a significant influence over the operating and financial policies of Fujian Fishery.

The Company incurred a gain of $1,700,955 from Fujian Fishery for the year ended March 31, 2024, due to Fujian Fisher had a net income for the year ended March 31, 2024. There’s no impairment indicator, thus the Company didn’t recognize any impairment over Investment 2.

Investment-3: The Company made a down payment to the shareholder of Wuxi Talent Home Information Technology Co. Ltd., (“Wuxi Talent”) as a part of 60% share purchase and long-term investment. On August 5, 2022, the Group issued 791,667 shares to the two shareholders of Wuxi Talent as a part of the acquisition consideration, and on July 23,2023, the 791,667 shares were returned to the Company for cancellation. The paid cash consideration of $1,842,142 (RMB13,070,000) was used as investment in Wuxi Talent for 35% of all equity interest of Wuxi Talent by WOFE. In October 2023, the 35% of all equity interest of Wuxi Talent was transferred to WOFE.

Wuxi Talent has 3 directors on its board. According to the shareholders minute, the diretors were elected by the shareholder meeting, and the Company has 35% voting right in the in the investee and has a significant influence over the operating and financial policies of Wuxi Talent.

The Company incurred a loss of $1,085 from Wuxi Talent for the year ended March 31, 2024, due to Wuxi Talent had a net loss for the 5 months from November 1, 2023 to March 31, 2024. As Wuxi Talent had a gain for the year ended March 31, 2024, and there’s no impairment indicator, thus the Company didn’t recognize any impairment over Investment 3.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS